Principal Variable Contracts Funds, Inc.

Supplement dated December 18, 2015
to the Statement of Additional Information dated May 1, 2015 as amended and restated July 28, 2015
(as supplemented August 20, 2015, September 18, 2015, October 9, 2015, and November 2, 2015)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information contained in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Delete the second to last sentence in the first paragraph and replace with the following:
The Board is currently composed of eleven members, nine of whom are Independent Directors.
Independent Directors
Delete all references to William C. Kimball.
Management Information
Delete the row for William C. Kimball from the table.
Independent Directors (not Considered to be “Interested Persons”)
Delete the column for Kimball from the table.
Compensation
Delete the row for William C. Kimball from the table.

Under Officers of the Fund, remove the row for Jennifer A. Block and replace with the following:

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Jennifer A. Block Des Moines, IA 50392 1973	Assistant Counsel (since 2010) Assistant Secretary (since 2015)	Counsel, PFD (2009-2013) Counsel, PLIC Counsel, PMC (2009-2013, 2014-present) Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

PORTFOLIO MANAGER DISCLOSURE

In the Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, add the following information for Christopher Ibach to the Other Accounts Managed and Ownership of Securities tables in alphabetical order (information in this section is as of October 31, 2015).

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher Ibach: LargeCap Value Account
Registered investment companies	6	$5.0 billion	0	$0
Other pooled investment vehicles	6	$1.1 billion	0	$0
Other accounts	4	$261.2 million	0	$0

Ownership of Securities

Portfolio Manager	PFI Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher Ibach	LargeCap Value Account	None

In the Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, delete references to Jeffrey A. Schwarte.